Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of movement in intangible assets

 Schedule of movement in intangible assets

(a) Changes in intangible assets

	Balance in December 2020	Additions/ Amortization	Write-offs	Transfers	Balance in December 2021

Total cost of intangible assets, gross	31,444,050	4,352,331	(1,165,840)	-	34,630,541
Right to use software	19,117,515	-	(112,626)	906,115	19,911,004
Authorizations	9,931,248	50,408	(1,737)	1,171,578	11,151,497
Goodwill (i)	1,527,220	-	(1,051,477)	-	475,743
Infrastructure right-of-use - LT Amazonas	177,866	-	-	8,355	186,221
Other assets	329,626	-	-	3,490	333,116
Intangible assets under development	360,575	4,301,923	-	(2,089,538)	2,572,960

Total accumulated amortization	(22,416,975)	(1,739,937)	111,450	-	(24,045,462)
Right to use software	(16,378,487)	(1,164,210)	110,679	-	(17,432,018)
Authorizations	(5,816,241)	(542,196)	771	-	(6,357,666)
Infrastructure right-of-use - LT Amazonas	(67,966)	(8,731)	-	-	(76,697)
Other assets	(154,281)	(24,800)	-		(179,081)

Total intangible assets, net	9,027,075	2,612,394	(1,054,390)	-	10,585,079
Right to use software (c)	2,739,028	(1,164,210)	(1,947)	906,115	2,478,986
Authorizations (f)	4,115,007	(491,788)	(966)	1,171,578	4,793,831
Goodwill (d)	1,527,220	-	(1,051,477)	-	475,743
Infrastructure right-of-use - LT Amazonas (e)	109,900	(8,731)	-	8,355	109,524
Other assets	175,345	(24,800)	-	3,490	154,035
Intangible assets under development	360,575	4,301,923	-	(2,089,538)	2,572,960

(i) Includes the write-off of approximately 90% of the total goodwill recorded on the acquisition of TIM Fiber SP Ltda. and TIM Fiber RJ S.A., in the amount of R$ 1,051,477.

	Balance in December 2019	Balance of merged company	Additions/ Amortization	Write-offs	Transfers	Balance in December 2020

Total cost of intangible assets, gross	29,861,788	367,571	1,215,636	(945)	-	31,444,050
Right to use software	18,184,382	-	-	(939)	934,072	19,117,515
Authorizations	9,811,794	-	32,105	(6)	87,355	9,931,248
Goodwill	1,159,649	367,571	-	-	-	1,527,220
Infrastructure right-of-use - LT Amazonas	169,327	-	8,539	-	-	177,866
Other assets	327,360	-	-	-	2,266	329,626
Intangible assets under development	209,276	-	1,174,992	-	(1,023,693)	360,575

Total Accumulated Amortization	(20,561,032)		(1,856,917)	974	-	(22,416,975)
Right to use software	(15,093,166)	-	(1,286,295)	974	-	(16,378,487)
Authorizations	(5,278,413)	-	(537,828)	-	-	(5,816,241)
Infrastructure right-of-use - LT Amazonas	(60,204)	-	(7,762)	-	-	(67,966)
Other assets	(129,249)	-	(25,032)	-		(154,281)

Total intangible assets, net	9,300,756	367,571	(641,281)	29	-	9,027,075
Right to use software (c)	3,091,216	-	(1,286,295)	35	934,072	2,739,028
Authorizations (f)	4,533,381	-	(505,723)	(6)	87,355	4,115,007
Goodwill (d)	1,159,649	367,571	-	-	-	1,527,220
Infrastructure right-of-use - LT Amazonas (e)	109,123	-	777	-	-	109,900
Other assets	198,111	-	(25,032)	-	2,266	175,345
Intangible assets under development	209,276	-	1,174,992	-	(1,023,693)	360,575

Schedule of amortization rates	Schedule of amortization rates (b) Amortization rates
Annual fee %

Software licenses	20
Authorizations	5–50
Right to use infrastructure	5
Other assets	7–10